Real Estate Investment Assets (Details Narrative) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended								12 Months Ended
	Feb. 15, 2024	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Extinguishment of Debt, Amount			$ 640
Management Fee Expense			$ 500
Deferred Revenue				$ 74								$ 74
[custom:RevenueFromSaleOfLandParcels]				1,397	$ 1,601							2,998
Real Estate Investments, Net				13,529				$ 435				13,529	$ 435	$ 660
DBL Capital Real Estate Fund 1, LLC [Member]
Restructuring Cost and Reserve [Line Items]
[custom:PaymentsToInvestmentsInMinorityNonControllingInterest]		$ 330
339 Justabout Land Co LLC [Member]
Restructuring Cost and Reserve [Line Items]
Business Acquisition, Effective Date of Acquisition	Feb. 15, 2024
Business Acquisition, Name of Acquired Entity	339 Justabout Land Co. LLC
Business Combination, Consideration Transferred	$ 9,122
Payments to Acquire Businesses, Net of Cash Acquired	3,000
Business Combination, Price of Acquisition, Expected	18,500
Payments to Acquire Businesses, Gross	3,892
[custom:BusinessCombinationConsiderationTransferredRepaymentsOfDebt]	892
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	3,000
BMH [Member]
Restructuring Cost and Reserve [Line Items]
[custom:OptionFee-0]	890
Deferred Revenue				$ 74								74
[custom:RevenueFromSaleOfLandParcels]												$ 2,998
Payments to Acquire Businesses, Gross	3,892
Real Estate Investments, Net	$ 6,122